BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of EffectOf ChangesIn Foreign Exchange Rates Explanatory [Abstract]
Disclosure of detailed information about assets in foreign currencies [Text Block]

	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
December 31, 2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current Assets
Cash and Cash Equivalents	1,412,688	2,264	50,868	11,292	13,684	6,756	62,460	-	1,560,012
Other current financial assets	3,370	-	-	-	-	-	-	-	3,370
Other current non-financial assets	24,554	95	15,134	8,014	1,244	6,742	118,327	-	174,110
Trade and other current receivables	435,663	8,483	56,039	11,218	33,981	7,287	86,954	2,690	642,315
Accounts receivable due from related companies	1,319	-	197	-	-	-	15,512	498	17,526
Current Inventories	931,619	-	90,362	-	31,886	-	-	-	1,053,867
Current biological assets	209,844	-	65,948	-	-	-	-	-	275,792
Current tax assets	7,955	234	9,246	2,908	2,936	2,658	174,016	-	199,953
Non-current assets or disposal groups classified as held for sale	3,027,012	11,076	287,794	33,432	83,731	23,443	457,269	3,188	3,926,945
Non-current assets or disposal groups classified as held for sale	3,814	-	572	-	50	-	-	-	4,436
Total Current Assets	3,030,826	11,076	288,366	33,432	83,781	23,443	457,269	3,188	3,931,381

Non Current Assets
Other non-current financial assets	9,395	-	-	-	-	-	-	-	9,395
Other non-current non-financial assets	1,889	-	10,962	1,054	884	90	97,535	-	112,414
Trade and other non-current receivables	3,691	-	351	-	-	-	2,983	2,431	9,456
Accounts receivable due from related companies, non-current	-	-	-	-	-	-	-	-	-
Investments accounted for using equity method	77,725	168,880	41,811	-	-	-	4,702	-	293,118
Intangible assets other than goodwill	104,165	-	1,992	-	95	-	-	-	106,252
Goodwill	43,373	-	22,378	-	-	-	-	-	65,751
Property, plant and equipment	7,281,043	-	499,474	-	151,692	-	353	-	7,932,562
Non-current biological assets	3,021,411	-	372,223	-	-	-	-	-	3,393,634
Deferred tax assets	5,897	-	-	-	170	-	-	-	6,067
Total Non Current Assets	10,548,589	168,880	949,191	1,054	152,841	90	105,573	2,431	11,928,649

Total Assets	13,579,415	179,956	1,237,557	34,486	236,622	23,533	562,842	5,619	15,860,030

	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
December 31, 2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current Liabilities
Other current financial liabilities	222,810	93	10,499	-	2,361	117	33,575	260,599	530,054
Trade and other current payables	155,524	20,414	70,259	14,365	22,272	10,322	348,155	31,746	673,057
Accounts payable to related companies	454	-	-	-	-	-	8,426	-	8,880
Other current provisions	444	-	-	-	815	-	-	-	1,259
Current tax liabilities	1,784	-	-	-	246	-	212	-	2,242
Current provisions for employee benefits	-	-	-	-	-	-	5,965	-	5,965
Other current non-financial liabilities	7,353	59	20,022	3,128	2,711	2,335	4,457	-	40,065
Total Liabilities, current	388,369	20,566	100,780	17,493	28,405	12,774	400,790	292,345	1,261,522

Non-Current Liabilities
Other non-current financial liabilities	4,321,721	116,218	24,090	-	7,664	160	73,471	1,110,687	5,654,011
Other non current payables	2,230	-	-	-	-	-	-	-	2,230
Other non-current provisions	12	-	5,226	26,527	-	-	-	-	31,765
Deferred tax liabilities	1,271,282	-	84,420	-	4,485	-	-	-	1,360,187
Non-current provisions for employee benefits	836	-	-	-	285	-	68,343	-	69,464
Other non-current non-financial liabilities	24	-	111,380	19	-	-	13	-	111,436
Total non-current liabilities	5,596,105	116,218	225,116	26,546	12,434	160	141,827	1,110,687	7,229,093
									-
Total Liabilities	5,984,474	136,784	325,896	44,039	40,839	12,934	542,617	1,403,032	8,490,615

	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
December 31, 2018	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current Assets
Cash and Cash Equivalents	834,513	8,295	44,605	2,854	1,461	3,914	180,300	-	1,075,942
Other current financial assets	497	-	-	-	-	-	-	-	497
Other current non-financial assets	49,170	125	19,018	5,855	42	5,283	50,361	-	129,854
Trade and other current receivables	631,047	7,399	66,500	15,044	8,576	6,882	99,950	3,786	839,184
Accounts receivable due from related companies	591	-	83	-	-	-	6,169	481	7,324
Current Inventories	957,529	-	72,667	-	-	-	-	-	1,030,196
Current biological assets	253,672	-	62,252	-	-	-	-	-	315,924
Current tax assets	16,042	262	4,978	-	102	1,399	13,730	-	36,513
Non-current assets or disposal groups classified as held for sale	2,743,061	16,081	270,103	23,753	10,181	17,478	350,510	4,267	3,435,434
Non-current assets or disposal groups classified as held for sale	5,152	-	574	-	-	-	-	-	5,726
Total Current Assets	2,748,213	16,081	270,677	23,753	10,181	17,478	350,510	4,267	3,441,160

Non - Current Assets
Other non-current financial assets	20,346	-	-	-	-	-	-	-	20,346
Other non-current non-financial assets	79,615	-	4,946	1,427	640	90	230	-	86,948
Trade and other non-current receivables	7,733	-	1,040	-	-	27	3,267	3,082	15,149
Accounts receivable due from related companies, non-current	-	-	-	-	-	-	-	481	481
Investments accounted for using equity method	135,805	177,548	42,052	-	-	-	2,648	-	358,053
Intangible assets other than goodwill	87,729	-	2,364	-	-	-	-	-	90,093
Goodwill	42,573	-	23,278	-	-	-	-	-	65,851
Property, plant and equipment	6,675,290	-	498,993	-	-	-	410	-	7,174,693
Non-current biological assets	2,924,266	-	412,073	-	-	-	-	-	3,336,339
Deferred tax assets	4,558	-	36	-	41	-	-	-	4,635
Total Non - Current Assets	9,977,915	177,548	984,782	1,427	681	117	6,555	3,563	11,152,588

Total Assets	12,726,128	193,629	1,255,459	25,180	10,862	17,595	357,065	7,830	14,593,748

	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
December 31, 2018	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current Liabilities
Other current financial liabilities	445,076	-	6,828	-	-	-	5,017	80,675	537,596
Trade and other current payables	184,989	7,450	64,873	15,590	1,378	8,272	348,886	28,180	659,618
Accounts payable to related companies	1,777	-	-	-	-	-	8,452	-	10,229
Other current provisions	413	-	-	-	-	-	-	-	413
Current tax liabilities	88	7	-	16,730	102	0	136,715	-	153,642
Current provisions for employee benefits	-	-	51	-	-	-	5,605	-	5,656
Other current non-financial liabilities	188,346	49	12,340	3,037	2,761	1,343	4,734	-	212,610
Total Liabilities, current	820,689	7,506	84,092	35,357	4,240	9,615	509,409	108,855	1,579,764

Non-Current Liabilities
Other non-current financial liabilities	2,614,348	-	7,827	-	-	-	5,821	1,416,283	4,044,279
Other non - current payables	2,230	-	-	-	-	-	-	-	2,230
Other non-current provisions	9	-	5,839	28,035	-	-	1	-	33,884
Deferred tax liabilities	1,327,291	-	90,367	-	-	-	-	-	1,417,658
Non-current provisions for employee benefits	-	-	-	-	159	-	64,736	-	64,895
Other non-current non-financial liabilities	19	-	111,841	29	-	-	178	-	112,067
Total non-current liabilities	3,943,897	-	215,874	28,064	159	-	70,736	1,416,283	5,675,013

Total Liabilities	4,764,586	7,506	299,966	63,421	4,399	9,615	580,145	1,525,138	7,254,777

Disclosure of detailed information about liabilities in foreign currencies [Text Block]
	12-31-2019			12-31-2018
	Up to 90 days	From 91 days to 1 year	Total	Up to 90 days	From 91 days to 1 year	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total Liabilities, current	844,866	416,657	1,261,523	1,160,815	418,949	1,579,764

Other current financial liabilities	114,700	415,354	530,054	121,606	415,990	537,596
U.S Dollar	94,258	128,552	222,810	110,329	334,747	445,076
Euros	24	69	93	-	-	-
Brazilian Real	3,106	7,393	10,499	1,880	4,948	6,828
Mexican Pesos	1,235	1,126	2,361	-	-	-
Other currencies	26	91	117	-	-	-
Chilean Pesos	8,313	25,262	33,575	1,334	3,683	5,017
U.F.	7,738	252,861	260,599	8,063	72,612	80,675

Bank Loans	69,971	113,334	183,305	84,778	130,271	215,049
U.S Dollar	68,509	110,364	178,873	82,898	125,323	208,221
Euros	-	41	41	-	-	-
Brazilian Real	1,462	2,929	4,391	1,880	4,948	6,828

Financial Leases	21,518	47,690	69,208	7,265	23,651	30,916
U.S Dollar	4,570	2,787	7,357	-	-	-
Euros	24	28	52	-	-	-
Brazilian Real	1,644	4,464	6,108	-	-	-
Mexican Pesos	1,235	1,126	2,361	-	-	-
Other currencies	26	91	117	-	-	-
Chilean Pesos	8,313	25,262	33,575	1,334	3,683	5,017
U.F.	5,706	13,932	19,638	5,931	19,968	25,899

Other Loans	23,211	254,330	277,541	29,563	262,068	291,631
U.S Dollar	21,179	15,401	36,580	27,431	209,424	236,855
U.F.	2,032	238,929	240,961	2,132	52,644	54,776

Trade and other current payables	672,809	248	673,057	659,618	-	659,618
U.S Dollar	155,501	23	155,524	184,989	-	184,989
Euros	20,414	-	20,414	7,450	-	7,450
Brazilian Real	70,140	119	70,259	64,873	-	64,873
Argentine Pesos	14,365	-	14,365	15,590	-	15,590
Mexican Pesos	22,166	106	22,272	1,378	-	1,378
Other currencies	10,322	-	10,322	8,272	-	8,272
Chilean Pesos	348,155	-	348,155	348,886	-	348,886
U.F.	31,746	-	31,746	28,180	-	28,180

Accounts payable to related companies	8,880	-	8,880	10,229	-	10,229
U.S Dollar	454	-	454	1,777	-	1,777
Chilean Pesos	8,426	-	8,426	8,452	-	8,452

Other current provisions	444	815	1,259	413	-	413
U.S Dollar	444	-	444	413	-	413
Mexican Pesos	-	815	815	-	-	-

Current tax liabilities	2,031	211	2,242	152,994	648	153,642
U.S Dollar	1,784	-	1,784	88	-	88
Euros	-	-	-	7	-	7
Argentine Pesos	-	-	-	16,730	-	16,730
Mexican Pesos	246	-	246	102	-	102
Chilean Pesos	1	211	212	136,067	648	136,715

Current provisions for employee benefits	5,938	27	5,965	4,923	733	5,656
Brazilian Real	-	-	-	51	-	51
Chilean Pesos	5,938	27	5,965	4,872	733	5,605

Other current non-financial liabilities	40,063	2	40,065	211,032	1,578	212,610
U.S Dollar	7,353	-	7,353	187,740	606	188,346
Euros	59	-	59	49	-	49
Brazilian Real	20,022	-	20,022	12,340	-	12,340
Argentine Pesos	3,128	-	3,128	3,037	-	3,037
Mexican Pesos	2,711	-	2,711	2,761	-	2,761
Other currencies	2,335	-	2,335	1,343	-	1,343
Chilean Pesos	4,455	2	4,457	3,762	972	4,734

	12-31-2019				12-31-2018
	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total non-current liabilities	1,534,114	1,169,993	4,524,986	7,229,093	1,806,878	699,808	3,168,327	5,675,013

Other non-current financial liabilities	649,084	1,127,064	3,877,863	5,654,011	752,079	699,808	2,592,392	4,044,279
U.S Dollar	460,067	990,135	2,871,519	4,321,721	440,251	601,052	1,573,045	2,614,348
Euros	22,236	29,648	64,334	116,218	-	-	-	-
Brazilian Real	8,761	6,336	8,993	24,090	6,612	1,215	-	7,827
Mexican Pesos	3,546	3,296	822	7,664	-	-	-	-
Other currencies	160	-	-	160	-	-	-	-
Chilean Pesos	61,283	12,072	116	73,471	5,354	467	-	5,821
U.F.	93,031	85,577	932,079	1,110,687	299,862	97,074	1,019,347	1,416,283

Bank Loans	196,611	502,772	64,334	763,717	177,504	348,558	199,324	725,386
U.S Dollar	172,584	473,124	-	645,708	170,892	347,343	199,324	717,559
Euros	22,236	29,648	64,334	116,218	-	-	-	-
Brazilian Real	1,791	-	-	1,791	6,612	1,215	-	7,827

Financial Leases	117,608	46,408	37,801	201,817	26,296	10,975	-	37,271
U.S Dollar	27,570	21,621	27,037	76,228	-	-	-	-
Brazilian Real	6,970	6,336	8,993	22,299	-	-	-	-
Mexican Pesos	3,546	3,296	822	7,664	-	-	-	-
Other currencies	160	-	-	160	-	-	-	-
Chilean Pesos	61,283	12,072	116	73,471	5,354	467	-	5,821
U.F.	18,079	3,083	833	21,995	20,942	10,508	-	31,450

Other Loans	334,865	577,884	3,775,728	4,688,477	548,279	340,275	2,393,068	3,281,622
U.S Dollar	259,913	495,390	2,844,482	3,599,785	269,359	253,709	1,373,721	1,896,789
U.F.	74,952	82,494	931,246	1,088,692	278,920	86,566	1,019,347	1,384,833

Other non-current payables	2,230	-	-	2,230	2,230	-	-	2,230
U.S Dollar	2,230	-	-	2,230	2,230	-	-	2,230

Other non-current provisions	31,765	-	-	31,765	33,884	-	-	33,884
U.S Dollar	12	-	-	12	9	-	-	9
Brazilian Real	5,226	-	-	5,226	5,839	-	-	5,839
Argentine Pesos	26,527	-	-	26,527	28,035	-	-	28,035
Chilean Pesos	-	-	-	-	1	-	-	1

Deferred tax liabilities	741,164	7,254	611,769	1,360,187	841,723	-	575,935	1,417,658
U.S Dollar	659,513	-	611,769	1,271,282	751,356	-	575,935	1,327,291
Brazilian Real	77,166	7,254	-	84,420	90,367	-	-	90,367
Mexican Pesos	4,485	-	-	4,485	-	-	-	-

Non-current provisions for employee benefits	69,464	-	-	69,464	64,895	-	-	64,895
U.S Dollar	836	-	-	836	-	-	-	-
Mexican Pesos	285	-	-	285	159	-	-	159
Chilean Pesos	68,343	-	-	68,343	64,736	-	-	64,736

Other non-current non-financial liabilities	40,407	35,675	35,354	111,436	112,067	-	-	112,067
U.S Dollar	24	-	-	24	19	-	-	19
Brazilian Real	40,351	35,675	35,354	111,380	111,841	-	-	111,841
Argentine Pesos	19	-	-	19	29	-	-	29
Chilean Pesos	13	-	-	13	178	-	-	178

Disclosure of subsidiaries [text block]
The table below sets forth the subsidiaries that have determined a functional currency other than the U.S. Dollar as follows:

Subsidiary	Country	Functional Currency
Arauco do Brasil S.A.	Brazil	Brazilian Real
Arauco Forest Brasil S.A.	Brazil	Brazilian Real
Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real
Arauco Industria de Paineis Ltda.	Brazil	Brazilian Real
Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real
Mahal Empreendimentos e Participacoes S.A.	Brazil	Brazilian Real
Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian Real
Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos
Forestal Nuestra Señora del Carmen S.A.	Argentina	Argentine pesos
Forestal Talavera S.A.	Argentina	Argentine pesos
Greenagro S.A.	Argentina	Argentine pesos
Leasing Forestal S.A.	Argentina	Argentine pesos
Savitar S.A.	Argentina	U.S. Dollar
Arauco Industria de Mexico, S.A. de C.V. (ex Maderas y Sintéticos de México, S.A. de C.V.)	Mexico	Mexican pesos
Araucomex Servicios, S.A. de C.V. (ex Maderas y Sintéticos Servicios, S.A. de C.V.)	Mexico	Mexican pesos
Arauco Serviquimex, S.A. de C.V. (ex Masisa Manufactura, S.A. de C.V.)	Mexico	Mexican pesos
Arauco Quimica S.A. de C.V. (ex Masnova Química, S.A. de C.V.)	Mexico	Mexican pesos
Tablered Araucomex, S.A. de C.V. (ex Placacentro Masisa México S.A. de C.V.)	Mexico	Mexican pesos
Arauco Canada Ltd. (ex Flakeboard Company Ltd.)	Canada	Canadian Dollar

Disclosure of information per company of the reserve of exchange differences on translation [Text Block]
The table below shows a detail per company of the effect in the period of the Reserve of Exchange Differences on translation:

	January - December
	2019	2018	2017
	ThU.S.$	ThU.S.$	ThU.S.$
Arauco do Brasil S.A.	(15,961)	(70,685)	(6,537)
Arauco Forest Brasil S.A.	(14,407)	(65,196)	(6,929)
Arauco Florestal Arapoti S.A.	(3,543)	(17,007)	(1,051)
Sonae Arauco S.A.	(3,759)	(9,811)	20,547
Arauco Argentina S.A.	(219)	(7,584)	(752)
Arauco Canada Ltd.	5,842	(7,879)	6,529
Arauco Industria México S.A. de C.V.	3,148	-	-
Others	(1,093)	(2,461)	307
Total reserve of exchange differences on translation	(29,992)	(180,623)	12,114

Disclosure of detailed information about changes in foreign exchange rates [Text Block]
Effect of foreign exchange rates changes

	January-December
	2019	2018	2017
	ThU.S.$	ThU.S.$	ThU.S.$
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	(32,507)	(26,470)	98
Reserve of exchange differences on translation (with Non-controlling interests)	(30,971)	(184,876)	11,873